SEMIANNUAL REPORT
CAPITAL OPPORTUNITY FUND
JUNE 30, 2002
T. ROWE PRICE(R)

REPORT HIGHLIGHTS
CAPITAL OPPORTUNITY FUND

o Despite an economic recovery and low interest rates, stocks plunged in the second quarter, wiping out earlier gains and producing sharply negative six-month returns.
o The Capital Opportunity Fund was mostly in line with its benchmarks in the 6- and 12-month periods ended June 30.
o Our consumer-related and financial holdings generally performed well, but these gains were offset by sharp declines in our industrial and technology stocks.
o Recent stock performance has been discouraging, but renewed economic growth and accounting reforms should help boost investor confidence in equities.

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

FELLOW SHAREHOLDERS
     Despite an improvement in economic growth and continued low interest rates, U.S. stocks plunged in the second quarter, wiping out modest first-quarter gains and producing sharply negative six-month returns. Investor sentiment for large-cap growth stocks was especially poor amid lackluster corporate earnings, fears of another terrorist attack against the U.S., and reports of regulators investigating several companies with questionable accounting practices.

PERFORMANCE COMPARISON

Periods Ended 6/30/02                   6 Months       12 Months
----------------------------------------------------------------
Capital Opportunity Fund                 -12.85%         -17.29%
.................................................................
S&P 500 Stock Index                      -13.16          -17.99
Lipper Large-Cap
Core Funds Index                         -12.36          -17.15
.................................................................

     Your fund returned -12.85% in the last six months and -17.29% for the 12-month period ended June 30. As shown in the table, the fund was mostly in line with the S&P 500 Stock Index and the Lipper peer group index in both periods. Good stock selection in the financial sector helped relative performance in the last six months, but severe weakness in several large industrial holdings detracted from our results.

MARKET ENVIRONMENT
     The economy changed dramatically over the past six months, moving from recession to expansion as signs of recovery emerged at the beginning of 2002. The 6.1% annualized GDP growth rate in the first quarter was driven partly by an end to the inventory liquidation cycle, which supported production and employment trends. At the same time, corporate cost-cutting and strong productivity gains improved prospects for corporate profits. With inflation subdued, the Federal Reserve kept the federal funds target rate steady at 1.75%--a 40-year low--to encourage the budding recovery.

     In the first three months of the year, stocks generally rose amid optimism about the improving economy. However, larger issues overshadowed the economic recovery in the second quarter, such as continued sluggish corporate earnings growth, escalating Israeli-Palestinian violence, the possibility of war between nuclear rivals India and Pakistan, and the threat of new terrorist attacks against the U.S. In addition, following the collapse of energy-trader Enron, investors were quick to discard shares of companies whose bookkeeping was suspected as being anything less than honest and transparent. By June 30, several major stock indexes had retreated to levels not seen since the weeks following September 11.

     Continuing a trend that prevailed last year, small- and mid-cap stocks performed better than their larger peers in the last six months--a phenomenon often observed at the end of a recession. Another trend that remained intact was the dominance of value stocks over their growth counterparts. The degree of outperformance, however, was greatest in the small-cap segment.

PORTFOLIO REVIEW
     Consumer-related stocks, which represented 22% of fund assets at the end of June, generally performed well in the last six months. Food and beverage companies and makers of various household products were particularly strong, and COCA-COLA and PROCTER & GAMBLE were two of our largest contributors to performance. Retailers were mostly higher, but HOME DEPOT declined 28%, which hurt our results. Media companies tumbled in the last six months as expectations for economic growth moderated.

The following table was depicted as a pie chart in the printed material.

Consumer                      22
Financials                    21
Information Technology        14
Health Care                   14
Industrials & Materials       14
Energy & Utilities            11
Telecommunication Services     4

     Financial stocks, at 21% of assets, was our second-largest sector commitment. Banks and insurers, particularly smaller issues, fared much better than brokerages and other diversified financials. Three of our top performers in the last six months were WACHOVIA BANK, U.S. BANCORP, and BANK OF AMERICA. In contrast, industry giant CITIGROUP fell 23% on fears that earnings would suffer from exposure to Argentina, several high-profile bankruptcies, and a weaker investment-banking environment.

     GE, the second-largest U.S. company in terms of market capitalization, was another of our weakest holdings in the last six months. The company fell in sympathy with, though not as sharply as, TYCO INTERNATIONAL, another large conglomerate known for growing through aggressive acquisitions. Tyco, which was our worst-performing stock thus far this year, was toppled by several factors, including an aborted plan to break up the company into four parts, weaker-than-expected earnings growth, and renewed questions about its accounting practices. (The company had been investigated and cleared by the SEC in 2000.)

PORTFOLIO CHARACTERISTICS
                              Capital Opportunity
As of 6/30/02                                Fund           S&P 500
-----------------------------------------------------------------------
Market Cap (Investment-
Weighted Median)                    $44.6 billion     $45.2 billion
........................................................................
Earnings Growth Rate

Estimated Next 5 Years*                     13.5%             13.6%
........................................................................
P/E Ratio (Based on Next 12
Months' Estimated Earnings)*                19.2X             18.2X
........................................................................
* Source data: IBES. Forecast data are in no way an indication of future investment returns.

     The information technology sector continued its seemingly inexorable decline in the last six months and represented 14% of fund assets at the end of June. Although the sector is a much smaller portion of the market compared with two years ago, several technology bellwethers, such as INTEL, MICROSOFT, and IBM, detracted significantly from fund performance. Telecommunications stocks also fell sharply, plagued by overcapacity and tepid demand (like their peers in the technology sector), plus heavy debt burdens and credit downgrades. Although we had only 4% of assets in this area and avoided the worst performers in the sector, AT&T hampered our results.

     Health care stocks, which also represented 14% of assets at the end of June, generally declined in the last six months. Large-cap pharmaceutical companies fell sharply, as prospects dimmed for new blockbuster drugs over the next few years. Biotechnology shares also tumbled, but health care providers and service companies rose strongly, and UNITEDHEALTH GROUP was a top performer.

OUTLOOK
     The recent performance of the stock market seems like a reverse image of the euphoric period that abruptly ended in March 2000. The only similarity is that companies with good business fundamentals are again being ignored or discarded. While this is discouraging, we know that it cannot continue indefinitely. The economy is growing again, consumer spending has remained strong, the Federal Reserve will probably refrain from raising short-term rates for at least several more months, and corporate earnings are poised to improve. In addition, the implementation of accounting reforms and the increased scrutiny and pressure on auditors following the implosion of several former highfliers should lead to cleaner and clearer financial reporting, helping to boost investor confidence. These factors should eventually lead to better market performance.

     Large-cap stocks have been out of favor for some time, particularly growth issues. Because it is virtually impossible to know when and how performance patterns will change, it is important to remain well diversified to benefit from the stocks and sectors that perform best. We believe that our holdings--large, stable companies with consistent earnings growth, healthy balance sheets, and strong management--are the best long-term investments, and we will continue to use rigorous research to find and invest in them.

Respectfully submitted,

/s/

William J. Stromberg
President of the fund and chairman of its Investment Advisory Committee July 15, 2002

The committee chairman has day-to-day responsibility for managing the portfolio and works with committee members in developing and executing the fund's investment program.

T. ROWE PRICE CAPITAL OPPORTUNITY FUND
--------------------------------------------------------------------------------
PORTFOLIO HIGHLIGHTS

TWENTY-FIVE LARGEST HOLDINGS
                                                                      Percent of
                                                                      Net Assets
                                                                         6/30/02
--------------------------------------------------------------------------------
Microsoft                                                                   3.5%
Exxon Mobil                                                                 3.0
Pfizer                                                                      2.9
Citigroup                                                                   2.3
Wal-Mart                                                                    2.2
.................................................................................
Verizon Communications                                                      2.1
American International Group                                                2.0
U.S. Bancorp                                                                2.0
GE                                                                          2.0
Bank of America                                                             1.9
.................................................................................
Coca-Cola                                                                   1.8
Johnson & Johnson                                                           1.8
Procter & Gamble                                                            1.7
ChevronTexaco                                                               1.6
AT&T                                                                        1.6
.................................................................................
KeyCorp                                                                     1.5
Wachovia                                                                    1.5
Philip Morris                                                               1.5
Intel                                                                       1.4
Cisco Systems                                                               1.2
.................................................................................
Wyeth 1.1
Home Depot                                                                  1.1
Target                                                                      1.0
PepsiCo                                                                     1.0
Honeywell International                                                     1.0
.................................................................................
Total                                                                      44.7%

Note: Table excludes investments in the T. Rowe Price Reserve Investment Fund.

T. ROWE PRICE CAPITAL OPPORTUNITY FUND
--------------------------------------------------------------------------------
PORTFOLIO HIGHLIGHTS

CONTRIBUTIONS TO THE CHANGE IN NET ASSET VALUE PER SHARE

6 Months Ended 6/30/02
TEN BEST CONTRIBUTORS                    TEN WORST CONTRIBUTORS
--------------------------------------------------------------------------------
Wachovia                     4(cent)     Tyco International            -18(cent)
Coca-Cola                          3     Intel                          10
U.S. Bancorp                       3     GE                              9
Bank of America                    2     AT&T                            9
Procter & Gamble                   2     Citigroup                       7
Raytheon                           1     Microsoft                       7
Exxon Mobil                        1     IBM                             5
UnitedHealth Group                 1     Flextronics                     5
TRW **                             1     VeriSign                        5
Actuant Corporation                1     Home Depot                      4
--------------------------------------------------------------------------------
Total                        19(cent)    Total                         -79(cent)



12 Months Ended 6/30/02
TEN BEST CONTRIBUTORS                    TEN WORST CONTRIBUTORS
--------------------------------------------------------------------------------
Procter & Gamble             5(cent)     GE                            -24(cent)
U.S. Bancorp *                     4     Tyco International *                 15
Coca-Cola                          4     AOL Time Warner                      12
Actuant Corporation *              3     Microsoft                            11
Ohio Casualty **                   3     Citigroup                             9
Wal-Mart                           3     Intel                                 9
Wachovia                           3     AT&T                                  9
Mercury General *                  2     American International Group          7
Johnson & Johnson                  2     VeriSign                              7
UnitedHealth Group                 2     EMC                                   6
--------------------------------------------------------------------------------
Total                       31(cent)     Total                        -109(cent)

 * Position added
** Position eliminated

T. ROWE PRICE CAPITAL OPPORTUNITY FUND
--------------------------------------------------------------------------------
PERFORMANCE COMPARISON
     This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

The following table was depicted as a graph in the printed material.

               S&P 500        Lipper Large-Cap
             Stock Index      CoreFunds Index     Capital Opportunity Fund
11/30/1994      10000              10000                   10000
6/30/1995       12200              11789                   13210
6/30/1996       15372              14489                   17108
6/30/1997       20705              18768                   18532
6/30/1998       26951              24308                   23708
6/30/1999       33083              28782                   23712
6/30/2000       35480              31788                   26978
6/30/2001       30219              26646                   23459
6/30/2002       24783              22077                   19404

AVERAGE ANNUAL COMPOUND TOTAL RETURN

This table shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.

                                                                Since  Inception
Periods Ended 6/30/02          1 Year   3 Years   5 Years   Inception      Date
--------------------------------------------------------------------------------
Capital Opportunity Fund      -17.29%    -6.47%     0.92%       9.14%   11/30/94
.................................................................................

Investment return and principal value represent past performance and will vary. Shares may be worth more or less at redemption than at original purchase. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares.

T. ROWE PRICE CAPITAL OPPORTUNITY FUND
--------------------------------------------------------------------------------
Unaudited

FINANCIAL HIGHLIGHTS

                           6 Months     Year
                              Ended    Ended
                            6/30/02 12/31/01 12/31/00 12/31/99 12/31/98 12/31/97
NET ASSET VALUE
Beginning of period        $ 11.91  $ 13.26  $ 15.69  $ 18.11   $16.62  $ 15.75
                        --------------------------------------------------------
Investment activities
  Net investment income
  (loss)                      0.01     0.01    (0.01)   (0.01)   (0.07)    0.01
  Net realized and
  unrealized gain (loss)     (1.54)   (1.35)   (0.94)    1.86     2.44     2.45
                        --------------------------------------------------------
  Total from
  investment activities      (1.53)   (1.34)   (0.95)    1.85     2.37     2.46
                        --------------------------------------------------------
Distributions
  Net investment income           -   (0.01)        -        -        -        -
  Net realized gain               -        -   (1.48)   (4.27)   (0.88)   (1.59)
                        --------------------------------------------------------
  Total distributions             -   (0.01)   (1.48)   (4.27)   (0.88)   (1.59)

NET ASSET VALUE
END OF PERIOD               $ 10.38  $ 11.91  $ 13.26  $ 15.69  $ 18.11  $ 16.62
                        --------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
TOTAL RETURN^              (12.85)% (10.10)%  (6.32)%   11.50%   14.70%   15.87%
.................................................................................
Ratio of total expenses to
average net assets           1.36%+    1.25%    1.15%    1.26%    1.35%    1.35%
.................................................................................
Ratio of net investment
income (loss) to average
net assets                   0.10%+    0.08%  (0.05)%  (0.06)%  (0.44)%    0.04%
.................................................................................
Portfolio turnover rate      53.2%+    53.6%    64.7%   133.1%    73.8%    85.0%
.................................................................................
Net assets, end of period
(in thousands)              $65,070  $76,786  $93,422 $109,057 $124,812 $109,055
.................................................................................

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.
+    Annualized

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE CAPITAL OPPORTUNITY FUND
--------------------------------------------------------------------------------
Unaudited                                                          June 30, 2002

STATEMENT OF NET ASSETS                                 Shares/Par         Value
COMMON STOCKS  99.1%                                                in thousands

CONSUMER DISCRETIONARY  12.6%
AUTO COMPONENTS  0.2%
Delphi                                                       5,494       $    73
Goodyear Tire & Rubber                                       1,700            32
Visteon                                                      2,700            38
                                                                             143
                                                                             ---
AUTOMOBILES  1.0%
Ford Motor                                                  23,200           371
GM                                                           4,500           241
                                                                             612
                                                                             ---
HOTELS, RESTAURANTS & Leisure  1.0%
CARNIVAL                                                     4,700           130
Darden Restaurants                                           1,650            41
Marriott, Class A                                            2,700           103
McDonald's                                                   8,000           227
Starbucks *                                                  4,300           107
Wendys                                                         800            32
                                                                             640
                                                                             ---
HOUSEHOLD DURABLES  0.2%
Fortune Brands                                               2,355           132
                                                                             132
                                                                             ---

INTERNET & CATALOG RETAIL  0.4%
USA Interactive *                                           10,000           234
                                                                             234
                                                                             ---
LEISURE EQUIPMENT & PRODUCTS  0.1%
Brunswick                                                      800            23
Eastman Kodak                                                2,100            61
                                                                              84
                                                                              --
MEDIA  2.9%
AOL Time Warner *                                           20,400           300
Clear Channel Communications *                               4,300           138
Cox Radio, Class A *                                         3,500            84
Disney                                                      19,200           363
Dow Jones                                                      700            34
Gannett                                                      2,300           175

T. ROWE PRICE CAPITAL OPPORTUNITY FUND
--------------------------------------------------------------------------------

                                                        Shares/Par         Value
                                                                    in thousands

Hispanic Broadcasting *                                     15,500       $   404
Knight-Ridder                                                1,900           120
McGraw-Hill                                                  1,000            60
Meredith                                                       400            15
Scripps, Class A                                               500            38
Tribune                                                        800            35
Washington Post, Class B                                       100            54
Westwood One *                                               2,500            84
                                                                           1,904
                                                                           -----
MULTILINE RETAIL  4.2%
Dollar Tree Stores *                                         3,200           126
Family Dollar Stores                                         3,600           127
Federated Department Stores *                                1,100            44
Kohl's *                                                     3,000           210
May Department Stores                                        3,000            99
Neiman Marcus, Class A *                                     1,100            38
Target                                                      17,800           678
Wal-Mart                                                    25,500         1,403
                                                                           2,725
                                                                           -----
SPECIALTY RETAIL  2.3%
Bed Bath & Beyond *                                          1,000            38
Best Buy *                                                   2,700            98
Christopher & Banks *                                        2,100            89
Gap                                                         13,300           189
Home Depot                                                  18,950           696
Lowe's                                                       2,800           127
O'Reilly Automotive *                                        2,000            55
TJX                                                          5,800           114
Toys "R" Us *                                                1,900            33
Ultimate Electronics *                                       1,800            46
                                                                           1,485
                                                                           -----

TEXTILES, APPAREL, & LUXURY GOODS  0.3%
Liz Claiborne                                                1,000            32
Nike, Class B                                                3,400           182
                                                                             214
                                                                             ---
Total Consumer Discretionary                                               8,173
                                                                           -----

T. ROWE PRICE CAPITAL OPPORTUNITY FUND
--------------------------------------------------------------------------------

                                                        Shares/Par         Value
                                                                    in thousands
CONSUMER STAPLES  9.3%
BEVERAGES  3.2%
Anheuser-Busch                                               5,700       $   285
Coca-Cola                                                   20,610         1,154
PepsiCo                                                     13,195           636
                                                                           2,075
                                                                           -----

FOOD & DRUG RETAILING  1.1%
CVS                                                          4,240           130
Sysco                                                        7,300           199
Walgreen                                                    10,580           408
                                                                             737
                                                                             ---

FOOD PRODUCTS  0.6%
General Mills                                                4,955           218
Heinz                                                        1,725            71
J.M. Smucker Company *                                         246             8
Wrigley                                                      1,600            89
                                                                             386
                                                                             ---
HOUSEHOLD PRODUCTS  2.6%
Clorox                                                       3,735           154
Colgate-Palmolive                                            4,015           201
Kimberly-Clark                                               3,200           198
Procter & Gamble                                            12,335         1,102
                                                                           1,655
                                                                           -----
PERSONAL PRODUCTS  0.3%
Gillette                                                     6,520           221
                                                                             221
                                                                             ---

TOBACCO  1.5%
Philip Morris                                               22,560           986
                                                                             986
                                                                             ---
Total Consumer Staples                                                     6,060
                                                                           -----
ENERGY  7.6%
ENERGY EQUIPMENT & SERVICES  0.7%
Baker Hughes                                                 2,850            95
FMC Technologies *                                           2,015            42
Noble Drilling *                                             1,000            38
Schlumberger                                                 4,150           193
Transocean Sedco Forex                                       2,526            79
                                                                             447
                                                                             ---

T. ROWE PRICE CAPITAL OPPORTUNITY FUND
--------------------------------------------------------------------------------

                                                        Shares/Par         Value
                                                                    in thousands
OIL & GAS  6.9%
Amerada Hess                                                 1,400       $   115
Anadarko Petroleum                                           2,028           100
ChevronTexaco                                               11,866         1,050
Exxon Mobil                                                 48,338         1,978
Marathon Oil                                                 6,400           173
Royal Dutch Petroleum ADR                                    7,200           398
Total Fina ADR                                               5,100           413
Unocal                                                       7,600           281
                                                                           4,508
                                                                           -----
Total Energy                                                               4,955
                                                                           -----
FINANCIALS  20.9%
BANKS  8.1%
Bank of America                                             17,600         1,238
FleetBoston Financial                                       18,200           589
Huntington Bancshares                                        7,900           153
KeyCorp                                                     36,900         1,007
U.S. Bancorp                                                56,300         1,315
Wachovia                                                    26,100           997
                                                                           5,299
                                                                           -----
DIVERSIFIED FINANCIALS  6.8%
AMBAC                                                          800            54
Charles Schwab                                              14,500           162
Citigroup                                                   37,833         1,466
Fannie Mae                                                   8,300           612
Franklin Resources                                           3,900           166
Freddie Mac                                                  6,700           410
Goldman Sachs Group                                          3,200           235
J.P. Morgan Chase                                           14,900           505
Merrill Lynch                                                8,200           332
Moody's                                                      1,400            70
Morgan Stanley                                               2,800           121
Principal Financial Group *                                  4,200           130
SLM Corporation                                              1,100           107
Waddell & Reed Financial, Class A                            2,000            46
                                                                           4,416
                                                                           -----

T. ROWE PRICE CAPITAL OPPORTUNITY FUND
--------------------------------------------------------------------------------

                                                        Shares/Par         Value
                                                                    in thousands
INSURANCE  5.8%
Allmerica Financial                                          5,800      $    268
American International Group                                19,387         1,323
Aon                                                          1,100            32
Berkshire Hathaway, Class A *                                    2           134
Hartford Financial Services Group                            2,630           156
John Hancock Financial Services                              2,700            95
Loews                                                        1,400            74
Marsh & McLennan                                             2,410           233
MaxRe Capital                                                8,100           109
Mercury General                                             10,500           509
Nationwide Financial Services, Class A                       2,500            99
Prudential *                                                 4,000           134
SAFECO                                                      13,400           414
UnumProvident                                                2,400            61
XL Capital, Class A                                          1,300           110
                                                                           3,751
                                                                           -----
REAL ESTATE  0.2%
Equity Office Properties, REIT                               2,500            75
Essex Property Trust, REIT                                     900            49
                                                                             124
                                                                             ---
Total Financials                                                          13,590
                                                                          ------
HEALTH CARE  14.2%
BIOTECHNOLOGY  0.9%
Amgen *                                                      9,100           381
Genentech *                                                  2,600            87
IDEC Pharmaceuticals *                                         700            25
MedImmune *                                                  3,300            87
                                                                             580
                                                                             ---
HEALTH CARE EQUIPMENT & SUPPLIES  1.5%
Baxter International                                         8,900           395
Boston Scientific *                                          4,200           123
Guidant *                                                    3,000            91
Medtronic                                                    5,500           236
St. Jude Medical *                                           1,000            74
Waters Corporation *                                         2,900            77
                                                                             996
                                                                             ---

T. ROWE PRICE CAPITAL OPPORTUNITY FUND
--------------------------------------------------------------------------------

                                                        Shares/Par         Value
                                                                    in thousands

HEALTH CARE PROVIDERS & SERVICES  2.9%
AmerisourceBergen                                            2,500       $   190
Anthem *                                                       800            54
Cardinal Health                                              4,600           282
CIGNA                                                        1,200           117
HCA                                                          4,400           209
Laboratory Corporation of America *                         10,000           457
McKesson HBOC                                                3,800           124
Omnicare                                                     1,700            45
UnitedHealth Group                                           3,400           311
Wellpoint Health Networks *                                    800            62
                                                                           1,851
                                                                           -----
PHARMACEUTICALS  8.9%
Abbott Laboratories                                         11,200           422
Bristol-Myers Squibb                                         9,600           247
Eli Lilly                                                    8,300           468
Johnson & Johnson                                           22,066         1,153
Merck                                                       10,300           522
Pfizer                                                      54,125         1,894
Pharmacia                                                    9,423           353
Schering-Plough                                              1,800            44
Wyeth                                                       13,900           712
                                                                           5,815
                                                                           -----
Total Health Care                                                          9,242
                                                                           -----
INDUSTRIALS & BUSINESS SERVICES  9.9%
AEROSPACE & DEFENSE  1.7%
Honeywell International                                     17,900           631
Raytheon                                                    10,900           444
                                                                           1,075
                                                                           -----
AIR FREIGHT & LOGISTICS  0.1%
UPS, Class B                                                 1,400            87
                                                                              87
                                                                              --
AIRLINES  0.2%
Delta                                                        3,100            62
Southwest Airlines                                           3,625            59
                                                                             121
                                                                             ---

T. ROWE PRICE CAPITAL OPPORTUNITY FUND
--------------------------------------------------------------------------------

                                                        Shares/Par         Value
                                                                    in thousands
BUILDING PRODUCTS  0.1%
Crane                                                        1,700       $    43
                                                                              43
                                                                              --
COMMERCIAL SERVICES & SUPPLIES  2.2%
Apollo Group, Class A *                                      1,200            47
Concord EFS *                                                3,600           108
Dun & Bradstreet *                                             600            20
Exult *                                                     68,700           446
First Data                                                   7,200           268
Manpower                                                     1,920            71
Pitney Bowes                                                 2,700           107
R.R. Donnelley                                               1,300            36
Robert Half International *                                  2,830            66
Waste Management                                             8,890           232
                                                                           1,401
                                                                           -----
ELECTRICAL EQUIPMENT  0.4%
Cooper Industries                                            3,100           122
Emerson Electric                                             2,500           134
Rockwell Automation                                          1,800            36
                                                                             292
                                                                             ---
INDUSTRIAL CONGLOMERATES  3.4%
3M                                                           4,000           492
GE                                                          45,200         1,313
Tyco International                                          30,300           409
                                                                           2,214
                                                                           -----
MACHINERY  1.3%
Actuant Corporation, Class A *                               7,300           301
Caterpillar                                                  3,700           181
Danaher                                                      4,200           279
ITT Industries                                                 600            42
Pall                                                         3,600            75
                                                                             878
                                                                             ---
ROAD & RAIL  0.5%
Burlington Northern Santa Fe                                 3,600           108
Norfolk Southern                                             8,700           203
                                                                             311
                                                                             ---
Total Industrials & Business Services                                      6,422
                                                                           -----

T. ROWE PRICE CAPITAL OPPORTUNITY FUND
--------------------------------------------------------------------------------

                                                        Shares/Par         Value
                                                                    in thousands
INFORMATION TECHNOLOGY  14.0%
COMMUNICATIONS EQUIPMENT  2.3%
Brocade Communications Systems *                             3,700       $    65
CIENA *                                                     12,500            52
Cisco Systems *                                             56,000           781
Extreme Networks                                             3,400            35
JDS Uniphase *                                              10,000            27
Juniper Networks *                                           2,900            16
McDATA Corporation *                                             1             0
Motorola                                                    22,500           324
Nokia ADR                                                    3,900            57
QUALCOMM *                                                   4,100           113
                                                                           1,470
                                                                           -----
COMPUTERS & PERIPHERALS  2.5%
Dell Computer *                                             20,800           544
EMC *                                                          500             4
Hewlett-Packard                                             24,391           372
IBM                                                          7,000           504
Lexmark International, Class A *                             4,100           223
Sun Microsystems *                                             400             2
                                                                           1,649
                                                                           -----
ELECTRONIC EQUIPMENT & INSTRUMENTS  0.8%
AVX                                                          2,340            38
Celestica *                                                  6,700           152
Flextronics *                                               13,700            98
Jabil Circuit *                                              8,700           184
Sanmina-SCI *                                                8,316            52
                                                                             524
                                                                             ---
INTERNET SOFTWARE & SERVICES  0.2%
CNET Networks *                                             34,100            68
Openwave Systems                                             6,400            34
VeriSign *                                                   8,000            57
                                                                             159
                                                                             ---
IT CONSULTING & SERVICES  0.5%
Accenture, Class A *                                         3,990            76
Electronic Data Systems                                      4,240           163
KPMG Consulting *                                            3,940            58
                                                                             297
                                                                             ---

T. ROWE PRICE CAPITAL OPPORTUNITY FUND
--------------------------------------------------------------------------------

                                                        Shares/Par         Value
                                                                    in thousands
OFFICE ELECTRONICS  0.1%
Xerox *                                                     14,200       $    99
                                                                              99
                                                                              --

SEMICONDUCTOR EQUIPMENT & PRODUCTS  3.3%
Altera *                                                     2,400            33
Analog Devices *                                             4,600           136
Applied Materials *                                         11,180           213
Intel                                                       49,000           895
KLA-Tencor *                                                 5,290           233
Linear Technology                                            4,800           151
Maxim Integrated Products *                                  3,730           143
Texas Instruments                                           13,000           308
Xilinx *                                                     2,100            47
                                                                           2,159
                                                                           -----
SOFTWARE  4.3%
Adobe Systems                                                2,500            71
Mercury Interactive *                                        1,200            27
Microsoft *                                                 41,500         2,270
Oracle *                                                    27,200           258
Siebel Systems *                                             3,300            47
VERITAS Software *                                           5,800           115
                                                                           2,788
                                                                           -----
Total Information Technology                                               9,145
                                                                           -----
MATERIALS  3.4%
CHEMICALS  1.5%
Agrium                                                      12,300           116
Cabot                                                        2,300            66
Dow Chemical                                                 7,900           272
DuPont                                                       7,600           337
Ecolab                                                       1,300            60
FMC *                                                          300             9
Great Lakes Chemical                                           800            21
Minerals Technologies                                          600            30
Potash Corp./Saskatchewan                                    1,400            93
                                                                           1,004
                                                                           -----

T. ROWE PRICE CAPITAL OPPORTUNITY FUND
--------------------------------------------------------------------------------

                                                        Shares/Par         Value
                                                                    in thousands
METALS & MINING  1.1%
Alcoa                                                        6,072        $  201
Cleveland-Cliffs                                               900            25
Inco *                                                       2,700            61
Newmont Mining                                               4,655           123
Nucor                                                        3,500           228
Phelps Dodge                                                 2,000            82
                                                                             720
                                                                             ---
PAPER & FOREST PRODUCTS  0.8%
International Paper                                          4,400           192
MeadWestvaco                                                 2,800            94
Potlatch                                                     2,600            88
Weyerhaeuser                                                 2,100           134
                                                                             508
                                                                             ---
Total Materials                                                            2,232
                                                                           -----
TELECOMMUNICATION SERVICES  4.3%
DIVERSIFIED TELECOMMUNICATION SERVICES  4.3%
AT&T                                                        97,300         1,041
Qwest Communications International *                        11,900            33
SBC Communications                                          11,900           363
Verizon Communications                                      34,768         1,396
Total Telecommunication Services                                           2,833
                                                                           -----
UTILITIES  2.6%
ELECTRIC UTILITIES  2.2%
Consolidated Edison                                          5,500           230
Constellation Energy Group                                   3,800           112
Entergy                                                      6,300           267
FirstEnergy                                                  6,700           224
PG&E *                                                       7,600           136
PPL                                                          3,300           109
Reliant Energy                                               2,800            47
Southern Company                                             5,700           156
TXU                                                          2,700           139
                                                                           1,420
                                                                           -----

T. ROWE PRICE CAPITAL OPPORTUNITY FUND
--------------------------------------------------------------------------------

                                                        Shares/Par         Value
                                                                    in thousands

MULTI-UTILITIES & UNREGULATED POWER  0.4%
Calpine *                                                    2,200       $    16
Duke Energy                                                  5,700           177
Dynegy, Class A                                              2,400            17
Mirant *                                                     2,700            20
Williams Companies                                           3,800            23
                                                                             253
                                                                             ---
Total Utilities                                                            1,673
                                                                           -----
Total Miscellaneous Common Stocks  0.3%                                      177
                                                                             ---
Total Common Stocks (Cost  $70,627)                                       64,502
                                                                          ------
CONVERTIBLE PREFERRED STOCKS  0.5%
Ford Motor Company Capital Trust II                          5,300           298
Total Convertible Preferred Stocks (Cost  $265)                              298
                                                                             ---
SHORT-TERM INVESTMENTS  0.6%
U.S. GOVERNMENT OBLIGATIONS  0.2%
U.S. Treasury Bills, 1.67%, 9/19/02 **                     100,000           100
                                                                             100
                                                                             ---
MONEY MARKET FUND  0.4%
T. Rowe Price Government Reserve Investment Fund, 1.82% #  290,051           290
                                                                             290
                                                                             ---
Total Short-Term Investments (Cost  $390)                                    390
                                                                             ---

T. ROWE PRICE CAPITAL OPPORTUNITY FUND
--------------------------------------------------------------------------------

                                                        Shares/Par         Value
                                                                    in thousands
TOTAL INVESTMENTS IN SECURITIES

100.2% of Net Assets (Cost $71,282)                                   $  65,190

FUTURES CONTRACTS
                                                  Contract     Unrealized
                                    Expiration    Value        Gain (Loss)
                                    ----------    ----------   -----------
                                                       In thousands
Long, 6 S&P 500 Stock Index
contracts, $25,000 of U.S.
Treasury Bills pledged as
initial margin                      9/02          $      297   $      (13)

Net payments (receipts)
of variation margin to date                                            13
                                                               -----------
Variation margin receivable (payable)
on open futures contracts                                                      -

Other Assets Less Liabilities                                              (120)
                                                                      ----------
NET ASSETS                                                            $  65,070
                                                                      ----------
NET ASSETS CONSIST OF:
Undistributed net investment income (loss)                            $      39
Undistributed net realized gain (loss)                                  (13,381)
Net unrealized gain (loss)                                               (6,105)
Paid-in-capital applicable to 6,268,928 shares of $0.0001 par
value capital stock outstanding; 1,000,000,000 shares authorized         84,517
                                                                      ----------

NET ASSETS                                                            $  65,070
                                                                      ----------
NET ASSET VALUE PER SHARE                                             $   10.38
                                                                      ----------

  #  Seven-day yield * Non-income producing
 ** All or a portion of this security is pleged to cover margin requirements on futures contracts at June 30, 2002.
ADR  American Depository Receipts
REIT Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE CAPITAL OPPORTUNITY FUND
--------------------------------------------------------------------------------
Unaudited

STATEMENT OF OPERATIONS
In thousands
                                                                       6 Months
                                                                           Ended
                                                                         6/30/02
  INVESTMENT INCOME (LOSS)
  Income
    Dividend                                                           $    519
    Interest                                                                  5
                                                                        --------
    Total income                                                            524
                                                                        --------
  Expenses
    Investment management                                                   241
    Shareholder servicing                                                   136
    Custody and accounting                                                   51
    Prospectus and shareholder reports                                       26
    Registration                                                             17
    Legal and audit                                                           8
    Proxy and annual meeting                                                  5
    Directors                                                                 3
    Miscellaneous                                                             2
                                                                        --------
   Total expenses                                                           489
    Expenses paid indirectly                                                 (3)
                                                                        --------
    Net expenses                                                            486
                                                                        --------
 Net investment income (loss)                                                38
                                                                        --------

  REALIZED AND UNREALIZED GAIN (LOSS)
  Net realized gain (loss)
    Securities                                                           (4,435)
    Futures                                                                 (93)
                                                                        --------
    Net realized gain (loss)                                             (4,528)
                                                                        --------
  Change in net unrealized gain (loss)
    Securities                                                           (5,197)
    Futures                                                                 (15)
                                                                        --------
    Change in net unrealized gain (loss)                                 (5,212)
                                                                        --------
  Net realized and unrealized gain (loss)                                (9,740)
                                                                        --------

  INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS                                               $ (9,702)
                                                                        --------

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE CAPITAL OPPORTUNITY FUND
--------------------------------------------------------------------------------
Unaudited

STATEMENT OF CHANGES IN NET ASSETS
In thousands
                                                          6 Months          Year
                                                             Ended         Ended
                                                           6/30/02      12/31/01
  INCREASE (DECREASE) IN NET ASSETS
  Operations
    Net investment income (loss)                         $     38     $      66
    Net realized gain (loss)                               (4,528)       (7,913)
    Change in net unrealized gain (loss)                   (5,212)       (1,536)
    Increase (decrease) in net assets
      from operations                                      (9,702)       (9,383)

  Distributions to shareholders
    Net investment income                                       -           (65)

  Capital share transactions *
    Shares sold                                             6,177        12,758
    Distributions reinvested                                    -            66
    Shares redeemed                                        (8,191)      (20,012)
    Increase (decrease) in net assets from capital
    share transactions                                     (2,014)       (7,188)

  NET ASSETS
  Increase (decrease) during period                       (11,716)      (16,636)
  Beginning of period                                      76,786        93,422

  End of period                                          $ 65,070     $  76,786

*Share information
    Shares sold                                               534         1,032
    Distributions reinvested                                    -             6
    Shares redeemed                                          (711)       (1,635)
    Increase (decrease) in shares outstanding                (177)         (597)


The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE CAPITAL OPPORTUNITY FUND
--------------------------------------------------------------------------------
Unaudited                                                          June 30, 2002

NOTES TO FINANCIAL STATEMENTS

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
     T. Rowe Price Capital Opportunity Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company and commenced operations on November 30, 1994. The fund seeks superior capital appreciation over time by investing primarily in U.S. common stocks.

     The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

     VALUATION Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price, or official closing price for certain markets, at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and ask prices. Other equity securities are valued at a price within the limits of the latest bid and ask prices deemed by the Board of Directors, or by persons delegated by the Board, best to reflect fair value.

     Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation. Financial futures contracts are valued at closing settlement prices.

     Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

     PREMIUMS AND DISCOUNTS Premiums and discounts on debt securities are amortized for financial reporting purposes.

     EXPENSES PAID INDIRECTLY Certain security trades are directed to brokers who have agreed to rebate a portion of the related commission to the fund to pay fund expenses. Additionally, credits earned on temporarily uninvested cash balances at the custodian are used to reduce the fund's custody charges. Total expenses in the accompanying statement of operations are presented before reduction for rebates and credits, which totaled $3,000 and $0, respectively, for the period ended June 30, 2002.

T. ROWE PRICE CAPITAL OPPORTUNITY FUND
--------------------------------------------------------------------------------

     OTHER Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date. Payments ("variation margin") made or received by the fund to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed. Unrealized gains and losses on futures contracts are included in Change in net unrealized gain or loss in the accompanying financial statements.

NOTE 2 - INVESTMENT TRANSACTIONS
     Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

     FUTURES CONTRACTS During the six months ended June 30, 2002, the fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values.

     OTHER Purchases and sales of portfolio securities, other than short-term securities, aggregated $19,123,000 and $20,561,000, respectively, for the six months ended June 30, 2002.

NOTE 3 - FEDERAL INCOME TAXES
     No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute to shareholders all of its taxable income and capital gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Temporary differences are not adjusted. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2002.

T. ROWE PRICE CAPITAL OPPORTUNITY FUND
--------------------------------------------------------------------------------

     For tax purposes, the fund has elected to treat net capital losses realized between November 1 and December 31 of each year as occurring on the first day of the following tax year; consequently, $453,000 of realized losses recognized for financial reporting purposes in 2001 were recognized for tax purposes on January 1, 2002. Further, the fund intends to retain realized gains to the extent of available capital loss carryforwards. As of December 31, 2001, the fund had $8,374,000 of unused capital loss carryforwards, of which $8,374,000 expire in 2009.

     At June 30, 2002, the cost of investments for federal income tax purposes was substantially the same as for financial reporting and totaled $71,282,000. Net unrealized loss aggregated $6,105,000 at period-end, of which $5,152,000 related to appreciated investments and $11,257,000 related to depreciated investments.

NOTE 4- RELATED PARTY TRANSACTIONS
     The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.35% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its net assets to those of the group. At June 30, 2002, the effective annual group fee rate was 0.32%, and investment management fee payable totaled $37,000.

     In  addition,  the fund has  entered  into  service  agreements  with Price
     Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. T. Rowe Price Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. Expenses incurred pursuant to these service agreements totaled $131,000 for the six months ended June 30, 2002, of which $27,000 was payable at period-end.

T. ROWE PRICE CAPITAL OPPORTUNITY FUND
--------------------------------------------------------------------------------

     The fund may invest in the T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds and other accounts managed by Price Associates and/or its affiliates, and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the six months ended June 30, 2002, totaled $4,000 and are reflected as interest income in the accompanying Statement of Operations.

T. ROWE PRICE CAPITAL OPPORTUNITY FUND
--------------------------------------------------------------------------------

ABOUT THE FUND'S DIRECTORS AND OFFICERS
Your fund is governed by a Board of Directors that meets regularly to review investments, performance, expenses, and other business matters, and is responsible for protecting the interests of shareholders. The majority of the fund's directors are independent of T. Rowe Price Associates, Inc. ("T. Rowe Price"); "inside" directors are officers of T. Rowe Price. The Board of Directors elects the fund's officers, who are listed in the final table. The business address of each director and officer is 100 East Pratt Street, Baltimore, MD 21202.


Independent Directors

NAME
(DATE OF BIRTH)              PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
YEAR ELECTED*                OTHER DIRECTORSHIPS OF PUBLIC COMPANIES
--------------------------------------------------------------------------------
Calvin W. Burnett, Ph.D.     President, Coppin State College; Director,
(3/16/32)                    Provident Bank of Maryland
2001
--------------------------------------------------------------------------------
Anthony W. Deering           Director, Chairman of the Board, President,
(1/28/45)                    and Chief Executive Officer, The Rouse Company,
2001                         real estate developers
--------------------------------------------------------------------------------
Donald W. Dick, Jr.          Principal, EuroCapital Advisors, LLC,
(1/27/43)                    an acquisition and management advisory firm
1994
--------------------------------------------------------------------------------
David K. Fagin               Director, Dayton Mining Corp. (6/98 to present),
(4/9/38)                     Golden Star Resources Ltd., and Canyon
1994                         Resources Corp. (5/00 to present); Chairman and
                             President, Nye Corp.
--------------------------------------------------------------------------------
F. Pierce Linaweaver         President, F. Pierce Linaweaver & Associates, Inc.,
(8/22/34)                    consulting environmental and civil engineers
2001
--------------------------------------------------------------------------------
Hanne M. Merriman            Retail Business Consultant; Director,
(11/16/41)                   Ann Taylor Stores Corp., Ameren Corp.,
1994                         Finlay Enterprises, Inc., The Rouse Company, and
                             US Airways Group, Inc.
--------------------------------------------------------------------------------
John G. Schreiber            Owner/President, Centaur Capital Partners, Inc.,
(10/21/46)                   a real estate investment company; Senior Advisor
2001                         and Partner, Blackstone Real Estate Advisors, L.P.;
                             Director, AMLI Residential Properties Trust, Host
                             Marriott Corp., and The Rouse Company
--------------------------------------------------------------------------------
Hubert D. Vos                Owner/President, Stonington Capital Corp.,
(8/2/33)                     a private investment company
1994
--------------------------------------------------------------------------------
* Each independent director oversees 98 T. Rowe Price portfolios and serves until the election of a successor.

T. ROWE PRICE CAPITAL OPPORTUNITY FUND
--------------------------------------------------------------------------------
INDEPENDENT DIRECTORS (CONTINUED)

NAME
(DATE OF BIRTH)              PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
YEAR ELECTED*                OTHER DIRECTORSHIPS OF PUBLIC COMPANIES
--------------------------------------------------------------------------------
Paul M. Wythes               Founding Partner, Sutter Hill Ventures,
(6/23/33)                    a venture capital limited partnership, providing
1994                         equity capital to young high-technology companies
                             throughout the United States; Director,
                             Teltone Corp.
--------------------------------------------------------------------------------
* Each independent director oversees 98 T. Rowe Price portfolios and serves until the election of a successor.


INSIDE DIRECTORS

NAME                         [NUMBER OF T. ROWE PRICE PORTFOLIOS OVERSEEN]
(DATE OF BIRTH)              PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
YEAR ELECTED**               AND OTHER DIRECTORSHIPS OF PUBLIC COMPANIES
--------------------------------------------------------------------------------
John H. Laporte              Director, T. Rowe Price Group, Inc.;
(7/26/45)                    Vice President, T. Rowe Price
1994
[15]
--------------------------------------------------------------------------------
James S. Riepe               Director and Vice President, T. Rowe Price;
(6/25/43)                    Vice Chairman of the Board, Director, and
1994                         Vice President, T. Rowe Price Group, Inc.;
[98]                         Chairman of the Board and Director, T. Rowe Price
                             Global Asset Management Limited, T. Rowe Price
                             Investment Services, Inc., T. Rowe Price Retirement
                             Plan Services, Inc., and T. Rowe Price Services,
                             Inc.; Chairman of the Board, Director, President,
                             and Trust Officer, T. Rowe Price Trust Company;
                             Director, T. Rowe Price International, Inc., and
                             T. Rowe Price Global Investment Services Limited;
                             Vice President, Capital Opportunity Fund
--------------------------------------------------------------------------------
M. David Testa               Vice Chairman of the Board, Chief Investment
(4/22/44)                    Officer, Director, and Vice President,
1997                         T. Rowe Price Group, Inc.; Chief Investment
[98]                         Officer, Director, and Vice President, T. Rowe
                             Price; Chairman and Director, T. Rowe Price Global
                             Asset Management Limited; Vice President and
                             Director, T. Rowe Price Trust Company; Director,
                             T. Rowe Price Global Investment Services Limited
                             and T. Rowe Price International, Inc.
--------------------------------------------------------------------------------
** Each inside director serves until the election of a successor.

T. ROWE PRICE CAPITAL OPPORTUNITY FUND
--------------------------------------------------------------------------------
OFFICERS

NAME (DATE OF BIRTH)
TITLE AND FUND(S) SERVED        PRINCIPAL OCCUPATION(S)
--------------------------------------------------------------------------------

Joseph A. Carrier (12/30/60)    Vice President, T. Rowe Price,
Treasurer,                      Capital Opportunity Fund T. Rowe Price
                                Group, Inc., and T. Rowe Price Investment
                                Services, Inc.
--------------------------------------------------------------------------------
Jill L. Hauser (6/23/58)        Vice President, T. Rowe Price and
Vice President,                 T. Rowe Price Group, Inc.
Capital Opportunity Fund
--------------------------------------------------------------------------------
Michael W. Holton (9/25/68)     Vice President, T. Rowe Price and
Vice President,                 T. Rowe Price Group, Inc.
Capital Opportunity Fund
--------------------------------------------------------------------------------
Henry H. Hopkins (12/23/42)     Director and Vice President, T. Rowe Price
Vice President,                 Group, Inc.; Vice President, T. Rowe Price,
Capital Opportunity Fund        T. Rowe Price International, Inc., and
                                T. Rowe Price Retirement Plan Services, Inc.;
                                Vice President and Director, T. Rowe Price
                                Investment Services, Inc., T. Rowe Price
                                Services, Inc., and T. Rowe Price Trust Company
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J. Jeffrey Lang (1/10/62)       Vice President, T. Rowe Price and
Vice President,                 T. Rowe Price Trust Company
Capital Opportunity Fund
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Patricia B. Lippert (1/12/53)   Assistant Vice President, T. Rowe Price and
Secretary,                      T. Rowe Price Investment Services, Inc.
Capital Opportunity Fund
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David S. Middleton (1/18/56)    Vice President, T. Rowe Price,
Controller,                     T. Rowe Price Group, Inc., and
Capital Opportunity Fund        T. Rowe Price Trust Company
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Philip A. Nestico (8/3/76)      Employee, T. Rowe Price; formerly student,
Vice President,                 Bucknell University (to 1998)
Capital Opportunity Fund
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William J. Stromberg (3/10/60)  Vice President, T. Rowe Price and
President,                      T. Rowe Price Group, Inc.
Capital Opportunity Fund
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Richard T. Whitney (5/7/58)     Vice President, T. Rowe Price,
Vice President,                 T. Rowe Price Group, Inc., T. Rowe Price Trust
Capital Opportunity Fund        Company, T. Rowe Price Group, Inc.,
                                T. Rowe Price Trust Company,and T. Rowe Price
                                International, Inc.
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Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe
Price International for at least five years. # T. ROWE PRICE MUTUAL FUNDS

T. ROWE PRICE MUTUAL FUNDS
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STOCK FUNDS                   BOND FUNDS                  MONEYMARKET FUNDS++
------------------------------------------------------------------------------
DOMESTIC                      DOMESTIC TAXABLE           TAXABLE
Blue Chip Growth*             Corporate Income           Prime Reserve
Capital Appreciation          GNMA                       Summit Cash Reserves
Capital Opportunity           High Yield*                U.S. Treasury Money
Developing Technologies       New Income
Diversified Small-Cap         Short-Term Bond            TAX-FREE
  Growth                      Spectrum Income            California Tax-Free
Dividend Growth               Summit GNMA                   Money
Equity Income*                U.S. Bond Index            Maryland Tax-Free
Equity Index 500              U.S. Treasury                 Money
Extended Equity Market          Intermediate             New York Tax-Free Money
  Index                       U.S. Treasury              Summit Municipal Money
Financial Services              Long-Term                   Market
Growth & Income                                          Tax-Exempt Money
Growth Stock*                 DOMESTIC TAX-FREE
Health Sciences               California Tax-Free        INTERNATIONAL/GLOBAL
Media & Telecommun              Bond                     FUNDS
  -ications                   Florida Intermediate       -----------------------
Mid-Cap Growth*                 Tax-Free                 STOCK
Mid-Cap Value                 Georgia Tax-Free Bond      Emerging Europe &
New America Growth            Maryland Short-Term           Mediterranean
New Era                         Tax-Free Bond            Emerging Markets Stock
New Horizons                  Maryland Tax-Free Bond     European Stock
Real Estate                   New Jersey Tax-Free        Global Stock
Science & Technology*           Bond                     Global Technology
Small-Cap Stock*              New York Tax-Free Bond     International
Small-Cap Value*+             Summit Municipal Income       Discovery+
Spectrum Growth               Summit Municipal           International Equity
Tax-Efficient Growth            Intermediate                Index
Tax-Efficient Multi-Cap       Tax-Free High Yield        International Growth
  Growth                      Tax-Free Income               & Income
Total Equity Market Index     Tax-Free Intermediate      International Stock*
Value*                          Bond                     Japan
                              Tax-Free Short-            Latin America
                                Intermediate             New Asia
BLENDED ASSET FUNDS           Virginia Tax-Free Bond     Spectrum International
Balanced
Personal Strategy Balanced                               BOND
Personal Strategy Growth                                 Emerging Markets Bond
Personal Strategy Income                                 International Bond*
Tax-Efficient Balanced

For more information about T. Rowe Price funds or services, please contact us directly at 1-800-225-5132.
* T. Rowe Price Advisor Class available for these funds. The T. Rowe Price Advisor Class is offered only through financial intermediaries. For more information about T. Rowe Price Advisor Class funds, contact your financial professional or T. Rowe Price at 1-877-804-2315.
+    Closed to new investors.
++ Investments in the funds are not insured or guaranteed by the FDIC or any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.

     Please  call  for  a  prospectus,   which  contains  complete  information,
     including risks, fees, and expenses. Read it carefully before investing.

T. Rowe Price  Investment  Services, Inc.
100 East Pratt Street
Baltimore,  MD 21202                                            F08-051 6/30/02